Summary of Significant Accounting Policies - Summary of Gross and Net Amount of Offsetting Liability (Detail) (Commodity Futures Contracts [Member], USD $)	Dec. 31, 2013	Dec. 31, 2012
Commodity Futures Contracts [Member]
Offsetting Assets And Liabilities [Line Items]
Gross Amount of Recognized Liabilities	$ (410,835)	$ (2,940,700)
Gross Amounts Offset in the Statement of Financial Condition	107,985
Net Amounts of Liabilities Presented in the Statement of Financial Condition	(302,850)	(2,940,700)
Financial Instruments
Cash Collateral Pledged	302,850	2,940,700
Liabilities Net Amount